Share-based compensation - Schedule of company’s share options outstanding (Details)	3 Months Ended
Mar. 31, 2025 exercisable $ / shares shares
Exercise price 154.39
Share-based compensation - Schedule of company’s share options outstanding (Details) [Line Items]
Options outstanding, Exercise price (in Shares) | shares	154.39
Number outstanding	$ 228
Weighted average remaining contractual life [years]	10 months 28 days
Options exercisable, Exercise price	$ 154.39
Number exercisable (in exercisable) | exercisable	228
Exercise price 154.39
Share-based compensation - Schedule of company’s share options outstanding (Details) [Line Items]
Options outstanding, Exercise price (in Shares) | shares	156.55
Number outstanding	$ 228
Weighted average remaining contractual life [years]	11 months 23 days
Options exercisable, Exercise price	$ 156.55
Number exercisable (in exercisable) | exercisable	228
Exercise price 5.60
Share-based compensation - Schedule of company’s share options outstanding (Details) [Line Items]
Options outstanding, Exercise price (in Shares) | shares	5.6
Number outstanding	$ 12,500
Weighted average remaining contractual life [years]	1 year 5 months 8 days
Options exercisable, Exercise price	$ 5.6
Number exercisable (in exercisable) | exercisable	8,333
Exercise price 5.25
Share-based compensation - Schedule of company’s share options outstanding (Details) [Line Items]
Options outstanding, Exercise price (in Shares) | shares	5.25
Number outstanding	$ 17,000
Weighted average remaining contractual life [years]	1 year 5 months 26 days
Options exercisable, Exercise price	$ 5.25
Number exercisable (in exercisable) | exercisable	17,000
Exercise price 6.60
Share-based compensation - Schedule of company’s share options outstanding (Details) [Line Items]
Options outstanding, Exercise price (in Shares) | shares	6.6
Number outstanding	$ 7,692
Weighted average remaining contractual life [years]	1 year 11 months 4 days
Options exercisable, Exercise price	$ 6.6
Number exercisable (in exercisable) | exercisable	7,692
Exercise price 9.90
Share-based compensation - Schedule of company’s share options outstanding (Details) [Line Items]
Options outstanding, Exercise price (in Shares) | shares	9.9
Number outstanding	$ 50,000
Weighted average remaining contractual life [years]	1 year 11 months 26 days
Options exercisable, Exercise price	$ 9.9
Number exercisable (in exercisable) | exercisable	50,000
Exercise price 8.85
Share-based compensation - Schedule of company’s share options outstanding (Details) [Line Items]
Options outstanding, Exercise price (in Shares) | shares	8.85
Number outstanding	$ 87,648
Weighted average remaining contractual life [years]	1 year 9 months 18 days
Options exercisable, Exercise price	$ 9.01
Number exercisable (in exercisable) | exercisable	83,481